Trade Receivable, Net - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Trade and Other Receivables [Line Items]
Percentage of unrecoverable trade receivables	1.70%
Loans and advances at amortised cost, allowance for expected credit losses	$ 869	$ 577	$ 538
The Coca-Cola Company
Disclosure of Trade and Other Receivables [Line Items]
Contributions due from related party	$ 2,012	$ 2,450	$ 1,170